Related Party Transactions - Additional Information (Details) $ in Thousands, £ in Millions	1 Months Ended				3 Months Ended	12 Months Ended
	Jan. 31, 2025 shares	Jun. 30, 2024 GBP (£)	Apr. 30, 2024	Jan. 31, 2024 shares	Mar. 21, 2025 USD ($)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 GBP (£) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares
Related Party Transaction [Line Items]
Performance participation allocation									$ 102,348
Repurchase of common stock | shares						46,307,277	46,307,277	102,511,499	49,115,155
Total consideration					$ 100,000	$ 1,065,841		$ 2,611,115	$ 1,347,308
Percentage of management fee on NAV per annum			1.25%			1.25%	1.25%
Percentage of management fee waived						20.00%	20.00%
Percentage of management fee on aggregate DST property consideration per annum			1.25%
Reduced percentage of management fee on NAV per annum						1.00%	1.00%
Maximum percentage of monthly repurchase limit of net asset value						2.00%	2.00%
Maximum percentage of quarterly repurchase limit of net asset value						5.00%	5.00%
Management fees						$ (105,356)		(153,411)	(167,100)
Annual hurdle percentage						5.00%	5.00%
Term loan Investment Disposed | £							£ 352.0
Repayment of borrowings under secured financing agreements | £		£ 193.6					£ 193.6
Due to affiliates						$ 447,095		484,358
Operating expenses						714,991		748,522	650,594
Leasing and legal service fees						1,600		800	200
General and Administrative Expense						47,048		45,144	44,708
Delaware Statutory Trusts Program
Related Party Transaction [Line Items]
General and Administrative Expense						2,000		0	0
Dealer Manager
Related Party Transaction [Line Items]
Cost of legal services								200	400
Accrued Affiliate Service Provider Expenses | Rental property operating
Related Party Transaction [Line Items]
Operating expenses						31,600		25,800	17,300
Accrued Affiliate Service Provider Expenses | Essex Service Provider
Related Party Transaction [Line Items]
Cost of legal services						500		$ 1,500	$ 4,300
Class I Unit
Related Party Transaction [Line Items]
Common Unit, Issued | shares									3,886,034
Class I Unit | Common Stock
Related Party Transaction [Line Items]
Employees and affiliates holdining interest						$ 526,900
Unregistered Class I shares
Related Party Transaction [Line Items]
Stock issued as management fees, shares | shares	354,652			473,622		4,336,544	4,336,544	5,673,483
Management fees, accrued						$ 7,700		$ 10,900
Common Stock Class I
Related Party Transaction [Line Items]
Repurchase of common stock | shares						26,288,430	26,288,430	60,147,804	32,146,156
Common Stock Class T, Class S and Class D | Accrued Stockholder Servicing Fee
Related Party Transaction [Line Items]
Due to affiliates						$ 262,300		$ 301,000
Special Limited Partner
Related Party Transaction [Line Items]
Related party allocation percentage of annual total return						12.50%	12.50%
All Other Unit Holders
Related Party Transaction [Line Items]
Related party allocation percentage of annual total return						87.50%	87.50%
Dealer Manager | Common Stock Class T, Class S and Class D | Accrued Stockholder Servicing Fee | Maximum
Related Party Transaction [Line Items]
Annual stockholder servicing fee percentage						8.75%
Starwood Retail Partners
Related Party Transaction [Line Items]
Leasing and legal service fees						$ 400		200
Advisor | Advanced Organization And Offering Costs
Related Party Transaction [Line Items]
Due to affiliates						7,300
Advisor | Advanced Expenses | One Month in Arrears
Related Party Transaction [Line Items]
General and Administrative Expense						$ 12,900		$ 14,500	$ 15,800
Advisor and Certain Director Shares | Common Stock Class I
Related Party Transaction [Line Items]
Repurchase of common stock | shares						2,100,000	2,100,000	3,200,000
Total consideration						$ 46,300		$ 80,600
Affiliate Service Provider Expenses
Related Party Transaction [Line Items]
Cost of legal services						500		300	500
Affiliate of Advisor
Related Party Transaction [Line Items]
Term loan Investment Disposed | £							£ 176.0
Term loan investment net purchase price | £							174.2
Affiliate of Advisor and Unaffiliated Third Party
Related Party Transaction [Line Items]
Term loan Investment Disposed | £							176.0
Term loan investment net purchase price | £							£ 174.2
SCG Southern Europe
Related Party Transaction [Line Items]
Services fee for accounting and administrative matters						$ 300		$ 300	$ 300